Net Income Per Unit (Tables)	6 Months Ended
Jun. 30, 2014
Net Income Per Unit (Abstract)
Net Income Per Unit Basic (Table Text Block)
BASIC	For the six month periods ended June 30,
Numerators	2014	2013
Partnership's net income	$ 19,058	$ 64,332
Less:
Partnership's net income available to preferred unit holders	8,004	10,540
General Partner's interest in Partnership's net income	216	1,076
Partnership's net income allocable to unvested units	-	750
Partnership's net income available to common unit holders	$ 10,838	$ 51,966
Denominators
Weighted average number of common units outstanding, basic	88,494,025	68,385,001
Net income per common unit:
Basic	$ 0.12	$ 0.76

Net Income Per Unit Diluted (Table Text Block)
DILUTED	For the six month periods ended June 30,
Numerators	2014	2013
Partnership's net income available to common unit holders	$ 19,058	$ 64,332
Less:
General Partner's interest in Partnership's net income	216	975
Partnership's net income available to preferred unit holders	8,004	10,540
Partnership's net income allocable to unvested units	-	695
Add:
Partnership's net income available to preferred unit holders	-	10,540
Partnership's net income allocable to unvested units	-	695
	$ 10,838	$ 63,357
Denominators
Weighted average number of common units outstanding, basic	88,494,025	68,385,001
Dilutive effect of preferred units	-	20,608,317
Dilutive effect of unvested shares	-	987,076
Weighted average number of common units outstanding, diluted	88,494,025	89,980,394
Net income per common unit:
Diluted	$ 0.12	$ 0.70